Related Party Transactions (Details) - Schedule of balances with related parties - USD ($)		Jun. 30, 2022	Jun. 30, 2021
Shanghai Saimeite Software Technology Co., Ltd [Member]
Accounts Receivable – related party
Related parties		$ 95,549
Jinan Zhongshi Huiyun Technology Co., Ltd [Member]
Accounts Receivable – related party
Related parties		313,678	328,755
Beijing Huatu [Member]
Accounts Receivable – related party
Related parties		254,113	1,706,224
Saimeite Software Technology Co., Ltd [Member]
Accounts Receivable – related party
Related parties		14,792
Wuhan Qiyun Shilian Technology Co., Ltd [Member]
Accounts Receivable – related party
Related parties	[1],[2]	89,578	464,641
Chengdu Baijiayun Shilian Technology Co., Ltd [Member]
Accounts Receivable – related party
Related parties	[2]		97,575
Beijing Huatu one [Member]
Accounts Receivable – related party
Related parties	[2]		1,581
Gangjiang Li [Member]
Accounts Receivable – related party
Related parties	[2],[3]	10,000,000	100,304
Beijing Credit Chain [Member]
Accounts Receivable – related party
Related parties	[2],[4]	1,492,961
Duo Duo International Limited [Member]
Accounts Receivable – related party
Related parties	[2],[5]	1,500,000
Beijing Deran [Member]
Accounts Receivable – related party
Related parties	[2]		387,975
Beijing Huatu Two [Member]
Accounts Receivable – related party
Related parties		63,911	180,779
Accounts Receivable – related party [Member]
Accounts Receivable – related party
Related parties		95,549
Prepayments – related party [Member]
Accounts Receivable – related party
Related parties		313,678	328,755
Advance from customers related parties [Member]
Accounts Receivable – related party
Related parties		268,905	1,706,224
Due from related parties [Member]
Accounts Receivable – related party
Related parties	[2]	89,578	563,797
Due to related parties [Member]
Accounts Receivable – related party
Related parties		12,992,961	488,279
Deferred revenue – related party [Member]
Accounts Receivable – related party
Related parties		$ 63,911	$ 180,779

[1]	In February 2021, BaiJiaYun VIE made an interest-free loan of $453,028 to Wuhan Qiyun Shilian to support its working capital as the related party just commenced its operations. The loan was originally payable in February 2022 and was extended to February 2023 subsequently. The loan was fully collected as of July 22, 2022. In addition, in March 2022, the Company entered into a line of credit agreement with Wuhan Qiyun Shilian under which Wuhan Qiyun Shilian may borrow an aggregate of approximately $0.3 million (or RMB2 million) for working capital needs. Borrowings under the line of credit are non-secured and interest-free. No amount is currently outstanding under the line of credit as of June 30, 2022.
[2]	Represented the outstanding loans to or loan from these related parties as of June 30, 2022 and 2021. These borrowings are non-secured and interest-free. The Company also conducted the following borrowings and lending transactions with related parties:
[3]	In July 2021, the Company borrowed $2.1 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on December 31, 2021. The borrowing is repaid in full in December 2021. In January 2022, the Company borrowed $10 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on January 28, 2022. The borrowing is repaid in full in January 2022. In April 2022, the Company borrowed $10 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on December 31, 2022. The borrowing is repaid in full in July 2022.
[4]	In April 2022, the Company borrowed approximately $1.5 million (or RMB10 million) from Beijing Credit Chain. The borrowing is non-secured, interest-free and due on July 31, 2022. The borrowing is repaid in full in July 2022.
[5]	In February 2022, the Company borrowed $4 million from Duo Duo international Limited and its shareholder, Xin Zhang. The borrowing is non-secured, interest-free and due on February 28, 2023. The borrowing is repaid in full in February 2022. In April 2022, the Company borrowed $1.5 million from Duo Duo International Limited. The borrowing is non-secured, interest-free and due on July 31, 2022. The borrowing is repaid in full in October 2022.